RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended			12 Months Ended
	Jun. 24, 2020	Jan. 07, 2020	Jun. 24, 2020	Mar. 19, 2020	Dec. 23, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 18, 2020	Apr. 08, 2020
Related Party Transactions (Textual)
Interest expenses to related party						$ 23	$ 23,248
Amortization of debt discount						1,065,879	1,349,071
Related party payables						$ 4,000
Chief Executive Officer [Member]
Related Party Transactions (Textual)
Debt conversion, description	The Corbett Employment Agreement provides for the grant to Mr. Corbett of 5,123,750 shares of the Company's common stock, which are fully vested and not subject to forfeiture.
Shares issued for services (in shares)	20,495,000
Vested shares	5,123,750
Agregate shares of common stock	15,371,250		15,371,250
Officers compensation, description	The Company entered into an executive employment agreement with William Corbett, (the "Corbett Employment Agreement") to employ Mr. Corbett as the Company's Chief Executive Officer for a term of three (3) years, provide for an annual base salary of $150,000, provide for a signing bonus of $25,000, structure for a bonus of up to 50% of base salary upon the Company's achievement of $2,000,000 EBITDA and additional performance bonus payments as may be determined by the Company's board of directors and provide for severance in the event of a termination without cause in amount equal to equal to fifty percent (50%) of his annual base salary rate then in effect, provided that if such termination without cause occurs after an Acquisition of the Company, Mr. Corbett will be entitled to receive severance in an amount equal to equal to 100% of his annual base salary rate then in effect.
Restricted stock agreement, description	The Company entered into a restricted stock agreement with Mr. Corbett pursuant to which the Company granted him a restricted stock award of 15,371,250 shares of the Company's common stock, which forfeiture restriction lapse 33%, 33% and 34%, respectively, on the first, second and third anniversary of the date of grant.
First Anniversary [Member]
Related Party Transactions (Textual)
Forfeiture restriction lapses, percentage			33.00%
Second Anniversary [Member]
Related Party Transactions (Textual)
Forfeiture restriction lapses, percentage			33.00%
Third Anniversary [Member]
Related Party Transactions (Textual)
Forfeiture restriction lapses, percentage			34.00%
Vladimir Skigin [Member] | Debt Exchange Agreement [Member]
Related Party Transactions (Textual)
Debt conversion, description		The Company entered into a debt exchange agreement with Mr. Skigin, whereby the aggregate principal sum of $30,000 plus accrued interest of $49 was exchanged for 1,502,466 shares of common stock at an issue price of $0.02 per share, realizing a loss on exchange of $30,049.
Vladimir Skigin [Member]
Related Party Transactions (Textual)
Interest rate						5.00%
Debt conversion, description					Debt purchase agreement entered into with Waketec OU, Mr. Skigin acquired $30,000 of the promissory note issued to Waketec OU by Qpagos Corporation. On December 23, 2019, the Company entered into a debt settlement agreement whereby the company agreed to the assignment of the debt owed to Mr. Skigin by Qpagos Corporation to the Company in exchange for a new promissory note in the principal amount of $30,000 issued by the Company. The promissory note is unsecured, bears interest at 4% per annum and matures on December 23, 2020. The balance of the promissory note, including interest thereon at December 31, 2019 is $30,026.
James Fuller [Member] | Restricted Stock [Member]
Related Party Transactions (Textual)
Shares issued for services (in shares)				2,000,000
GlobalConsultingAlliance [Member]
Related Party Transactions (Textual)
Agregate shares of common stock								1,016,408	282,146
Aggregate of principal amount								$ 39,000	$ 39,000
Strategic IR [Member]
Related Party Transactions (Textual)
Related party payables						$ 4,000
Strategic IR [Member] | Consulting Services [Member]
Related Party Transactions (Textual)
Related party payables						$ 60,000	$ 60,000